UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, Texas  78701

13F File Number:  028-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC
Phone:     512.478.1271

Signature, Place, and Date of Signing:

 /s/ Bryant J. Regan     Austin, Texas/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $93,450 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISTAR CASINOS INC          COM              03070Q101     1900   109900 SH       SOLE                   109900
BOLT TECHNOLOGY CORP           COM              097698104     2599   227155 SH       SOLE                   227155
CALLAWAY GOLF CO               COM              131193104     1382   250000 SH       SOLE                   250000
CAPITAL PRODUCT PARTNERS L P   COM UNIT LP      Y11082107     4676   762781 SH       SOLE                   762781
CECO ENVIRONMENTAL CORP        COM              125141101      918   165345 SH       SOLE                   165345
CENTRAL GARDEN & PET CO        CL A NON-VTG     153527205     5470   657477 SH       SOLE                   657477
COBRA ELECTRS CORP             COM              191042100      321    72443 SH       SOLE                    72443
CVR ENERGY INC                 COM              12662P108     2728   145650 SH       SOLE                   145650
DREAMS INC                     COM              261983209     4108  1910921 SH       SOLE                  1910921
EMERITUS CORP                  COM              291005106     2312   132012 SH       SOLE                   132012
ENERGY SVCS OF AMERICA CORP    COM              29271Q103      254    94555 SH       SOLE                    94555
ENERSYS                        COM              29275Y102     1526    58766 SH       SOLE                    58766
FARMERS NATL BANC CORP         COM              309627107       85    17100 SH       SOLE                    17100
FLEETCOR TECHNOLOGIES INC      COM              339041105     2166    72500 SH       SOLE                    72500
FRIEDMAN INDS INC              COM              358435105      264    25000 SH       SOLE                    25000
GAIAM INC                      CL A             36268Q103      994   306880 SH       SOLE                   306880
INTEGRATED ELECTRICAL SVC      COM              45811E301      752   406700 SH       SOLE                   406700
INTERVAL LEISURE GROUP INC     COM              46113M108     2139   157173 SH       SOLE                   157173
JOHNSON OUTDOORS INC           CL A             479167108      697    45408 SH       SOLE                    45408
LECROY CORP                    COM              52324W109     2140   254521 SH       SOLE                   254521
MAIDENFORM BRANDS INC          COM              560305104        0    21898 SH       SOLE                    21898
MARTHA STEWART LIVING OMNIME   CL A             573083102     5925  1346740 SH       SOLE                  1346740
MITEL NETWORKS CORP            COM              60671Q104      679   213613 SH       SOLE                   213613
MTR GAMING GROUP INC           COM              553769100     1079   576759 SH       SOLE                   576759
MULTI COLOR CORP               COM              625383104     2958   114929 SH       SOLE                   114929
NORTECH SYS INC                COM              656553104      495   157734 SH       SOLE                   157734
ORCHIDS PAPER PRODS CO DEL     COM              68572N104     4994   274394 SH       SOLE                   274394
ORION MARINE GROUP INC         COM              68628V308     1330   200000 SH       SOLE                   200000
PAR TECHNOLOGY CORP            COM              698884103      700   177673 SH       SOLE                   177673
PREMIERE GLOBAL SVCS INC       COM              740585104     2392   282329 SH       SOLE                   282329
RAM ENERGY RESOURCES INC       COM              75130P109      782   250000 SH       SOLE                   250000
RENTECH INC                    COM              760112102     2620  2000000 SH       SOLE                  2000000
RIGNET INC                     COM              766582100     1715   102426 SH       SOLE                   102426
ROBBINS & MYERS INC            COM              770196103     2512    51744 SH       SOLE                    51744
RSC HOLDINGS INC               COM              74972L102     6937   375000 SH       SOLE                   375000
S L INDS INC                   COM              784413106     1538    94967 SH       SOLE                    94967
SANCHEZ ENERGY CORP            COM              79970Y105     2287   132500 SH       SOLE                   132500
SCHAWK INC                     CL A             806373106     2361   210543 SH       SOLE                   210543
THERMON GROUP HLDGS INC        COM              88362T103    11671   662435 SH       SOLE                   662435
WEB COM GROUP INC              COM              94733A104     3044   265870 SH       SOLE                   265870